SHARE BASED COMPENSATION - Summary of Assumptions used for Calculating Estimated Fair Value of Options on Respective Grant Dates using Black-Scholes Option Pricing Model (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Fair value of share options	$ 3.02	$ 5.26	$ 5.25
Share option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rates, minimum	2.75%	1.99%	1.18%
Risk-free interest rates, maximum	2.92%	2.25%	1.76%
Expected volatility, minimum	33.30%	34.30%	39.40%
Expected volatility, maximum	35.20%	37.00%	41.20%
Expected dividend yield	0.00%	0.00%	0.00%
Share option | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	5 years	5 years 6 months	5 years 6 months
Fair value of share options	$ 2.52	$ 4.84	$ 4.54
Share option | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term	7 years	7 years	7 years
Fair value of share options	$ 3.52	$ 6.57	$ 5.31